Summary of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 28, 2018	Jan. 27, 2018	Oct. 28, 2017	Jul. 29, 2017	Apr. 29, 2017	Jan. 28, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016
Quarterly Financial Information [Line Items]
Sales	$ 786,076	$ 1,231,771	$ 791,117	$ 853,316	$ 821,220	$ 1,300,908	$ 858,548	$ 913,882	$ 3,662,280	$ 3,894,558	$ 4,163,844
Gross profit	229,001	400,026	228,695	253,481	242,487	436,801	255,375	277,539	1,111,203	1,212,202	1,327,297
Net income (loss)	$ (21,072)	$ (63,536)	$ (30,094)	$ (10,778)	$ (13,428)	$ 70,276	$ (20,409)	$ (14,416)	$ (125,480)	$ 22,023	$ (24,446)
Basic income (loss) per common share	$ (0.29)	$ (0.87)	$ (0.41)	$ (0.15)	$ (0.19)	$ 0.97	$ (0.29)	$ (0.20)	$ (1.73)	$ 0.30	$ (0.49)
Diluted income (loss) per common share	$ (0.29)	$ (0.87)	$ (0.41)	$ (0.15)	$ (0.19)	$ 0.96	$ (0.29)	$ (0.20)	$ (1.73)	$ 0.30	$ (0.49)